Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.25%
Description of changes in methods and assumptions	bps increase	bps increase
Increase (decrease) in defined benefit obligation	£ (501)	£ (571)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.25%
Description of changes in methods and assumptions	bps increase	bps increase
Increase (decrease) in defined benefit obligation	£ 374	£ 392
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 203	£ 478